Liability for Unpaid Claims and Claim Adjustment Expenses	12 Months Ended
Dec. 31, 2017
Insurance [Abstract]
Liability for Unpaid Claims and Claim Adjustment Expenses
13. Liability for Unpaid Claims and Claim Adjustment Expenses
Liabilities for policy and contract claims primarily represent liabilities for claims under medical stop-loss, group life and DI, and individual life policies. These liabilities are established on the basis of reported losses. The Company also provides for claims incurred but not reported (IBNR). For medical stop-loss and group life and DI policies, this is based on expected loss ratios, claims paying completion patterns and historical experience. If expected loss ratios increase or expected claims paying completion patterns extend, the IBNR claim liability increases. The Company reviews estimates for reported but unpaid claims and IBNR claims quarterly. Any necessary adjustments are reflected in earnings.
The following tables provide reconciliations of the beginning and ending liability balances for unpaid claims and claims adjustment expenses (CAE) disaggregated by medical stop-loss, and group life and DI and other. These reserves include policy and contract claims and certain amounts recorded in future policy benefits on the consolidated balance sheets.

Medical Stop-Loss	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Balance, beginning of period	$114.6	$113.1	$122.9	$113.3
Less: reinsurance recoverables	7.7	3.4	3.6	2.8
Net balance, beginning of period	106.9	109.7	119.3	110.5
Incurred related to insured events of:
The current year	464.8	351.9	28.1	371.4
Prior years	3.3	(5.2)	(0.5)	(7.6)
Total incurred	468.1	346.7	27.6	363.8
Paid related to insured events of:
The current year	331.1	276.7	1.9	256.9
Prior years	103.2	72.8	35.3	98.1
Total paid	434.3	349.5	37.2	355.0
Net balance, end of period	140.7	106.9	109.7	119.3
Add: reinsurance recoverables	12.4	7.7	3.4	3.6
Balance, end of period	$153.1	$114.6	$113.1	$122.9

Group Life and DI and Other	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Balance, beginning of period	$182.9	$149.4	$144.3	$126.3
Less: reinsurance recoverables	55.1	80.5	81.3	81.1
Net balance, beginning of period	127.8	68.9	63.0	45.2
Incurred related to insured events of:
The current year	261.3	221.9	14.4	163.6
Prior years	2.7	10.5	3.0	7.8
Total incurred	264.0	232.4	17.4	171.4
Paid related to insured events of:
The current year	172.3	137.9	1.7	118.6
Prior years	52.4	35.6	9.8	35.0
Total paid	224.7	173.5	11.5	153.6
Net balance, end of period	167.1	127.8	68.9	63.0
Add: reinsurance recoverables	46.7	55.1	80.5	81.3
Balance, end of period	$213.8	$182.9	$149.4	$144.3

Claims Development – Short Duration Contracts
The Company's short duration contracts primarily include medical stop-loss and group life and DI. The following tables present information about claims development of short-duration contracts as of December 31, 2017, net of reinsurance. The tables also include cumulative claim frequency (presented in whole numbers) and the total of incurred but not reported (IBNR) liabilities plus expected development on reported claims included within the net incurred amounts. Claim frequency for medical stop-loss is measured on an individual claimant basis per policy year. Claim frequency for group life and DI is measured by claim event on an individual basis.
The information about incurred and paid claims development for the years ended December 31, 2013 through 2016 is presented as unaudited supplementary information. The recording and paying of claims and related reserves on short duration contracts was not impacted by the Merger, and therefore, the information presented below combines Predecessor and Successor Company for 2016.
The tables below present information for the number of years for which claims incurred typically remain outstanding. Medical stop-loss claims are typically paid within two years. Claims for group life and DI tend to develop over a longer period; however, prior to 2013, this business was substantially reinsured and did not materially impact the Company's results. Additionally, during the fourth quarter of 2016, the Company entered into an agreement to recapture the majority of the long-term DI business that had been ceded to a reinsurer, which impacted the retained incurred claims in later contract years. Prior to the recapture, long-term DI business was generally reinsured at 45% to 90%, depending on year of issue, and prior period amounts have not been adjusted to reflect the recapture.
Medical Stop-Loss

	For the Years Ended December 31,		As of December 31, 2017
			Related IBNR Reserves	Cumulative Number of Reported Claims
Year of Insured Event	2016 (Unaudited)	2017
Incurred Claims, Net of Reinsurance:
2016	$380.0	$387.9	$5.8	4,806
2017		464.8	109.5	2,992
Total		$852.7	$115.3
Cumulative Paid Claims, Net of Reinsurance:
2016	$278.5	$380.9
2017		331.1
Total		712.0
Liabilities for unpaid claims prior to 2016, net of reinsurance		—
Total liabilities for unpaid claims, net of reinsurance		$140.7
Group Life and DI

	For the Years Ended December 31,					As of December 31, 2017
	2013	2014	2015	2016		Related IBNR Reserves	Cumulative Number of Reported Claims
Year of Insured Event	(Unaudited)				2017
Incurred Claims, Net of Reinsurance:
2013	$21.9	$23.5	$23.0	$26.6	$27.5	$—	16,249
2014		41.3	42.1	56.2	56.1	—	30,678
2015			73.6	92.1	90.8	—	37,966
2016				106.5	105.6	0.7	35,152
2017					157.9	42.4	36,690
Total					$437.9	$43.1
Cumulative Paid Claims, Net of Reinsurance:
2013	$15.1	$19.7	$21.3	$22.0	$22.8
2014		25.3	32.6	35.9	39.8
2015			39.9	57.1	66.1
2016				53.4	74.2
2017					80.7
Total					$283.6
Liabilities for unpaid claims prior to 2013, net of reinsurance					2.7
Total liabilities for unpaid claims, net of reinsurance					$157.0

Reconciliation
The reconciliation of the December 31, 2017 net incurred and paid claims development tables to the unpaid claims liability is as follows:

Reconciliation of the Claims Development Information to the Liability for Unpaid Claims and CAE
As of December 31, 2017
Net outstanding liabilities for unpaid claims
Medical Stop-Loss	$140.7
Group Life and DI	157.0
Other	3.8
Liabilities for unpaid claims, net of reinsurance	301.5

Reinsurance recoverable on unpaid claims
Medical Stop-Loss	12.4
Group Life and DI	41.9
Other	0.2
Total reinsurance recoverable on unpaid claims	54.5

Insurance lines other than short duration, net	25.7
Impact of discounting	(14.8)
Total gross liability for unpaid claims	$366.9

Claims Duration and Payout
The following is required unaudited supplementary information about average historical percentage payout of incurred claims by age, net of reinsurance:

Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance (Unaudited)
	Year 1	Year 2	Year 3	Year 4	Year 5
Group Life and DI	57.2%	16.2%	3.0%	0.6%	6.1%